Richard H. Kirk Vice President, Corporate Counsel
The Prudential Insurance Company of America 213 Washington Street, Newark, NJ 07102-2917 Tel 203-925-3707 richard.kirk@prudential.com
May 7, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:    Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
SEC File Nos. 333-236099 and 811-05438
Prudential Annuities Life Assurance Corporation Variable Account B (Registrant)
Prudential Annuities Life Assurance Corporation (Depositor)

Members of the Commission:
Enclosed for filing on behalf of the above-referenced Registrant is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4. The prospectus contained in this Pre-Effective Amendment No. 1 reflects revisions made in response to SEC Staff comments dated March 27, 2020 and otherwise contained in our Correspondence filing dated April 8, 2020 (Accession No. 0000826734-20-000035); revisions made in response to SEC Staff comments received on April 21, 2020 and otherwise contained in our Correspondence filing dated April 24, 2020 (Accession No. 0000826734-20-000050); and revisions made in response to SEC Staff comments received on April 29, 2020 and otherwise contained in our Correspondence filing dated April 30, 2020 (Accession No. 0000826734-20-000072 Additionally, this Pre-Effective Amendment No. 1 provides information, financial statements, and exhibits that were not filed as part of the initial registration statement on Form N-4, and minor corrections, and is intended to complete the Registration Statement.
Attached is a request pursuant to Rule 461 that Registration Statement be accelerated to May 12, 2020, or as soon thereafter as practicable.
If you have any questions, please call me at (203) 925-3707.
Very truly yours,

/s/Richard H. Kirk
Richard H. Kirk
Vice President, Corporate Counsel